Related Party Transactions (Details Narrative) - CAD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Tangible exploration and evaluation assets	$ 60,000	$ 60,000
Stock Based Compensations	$ 12,307,676	$ 169,066